Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Debt securities in issue [line items]
Debt securities in issue	¥ 11,687,594	¥ 11,228,600
Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	2,473,145	2,325,290
Unsubordinated Bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	8,015,060	7,625,948
Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,199,389	¥ 1,277,362